Property, Plant and Equipment - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Decrease through classified as held for sale, property, plant and equipment	£ 254.0	£ 27.0
Additions	503.0	554.0
Future contractual commitments	80.0	90.0
Property, plant and equipment	4,867.0	4,953.0	£ 5,060.0
ESG investment equipment
Disclosure Of Property Plant And Equipment [Line Items]
Additions	27.1
Property acquired | IAS16
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	152.0	165.0	132.0
Right-of use properties | Impact of IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	314.0	312.0	351.0
Leasehold property
Disclosure Of Property Plant And Equipment [Line Items]
Decrease through classified as held for sale, property, plant and equipment	10.0	0.0
Additions	0.0	1.0
Property, plant and equipment	£ 466.0	477.0	483.0
Leasehold property | Bottom of range | Brazil, Bangladesh, Germany, Mexico, Romania, Singapore and Vietnam
Disclosure Of Property Plant And Equipment [Line Items]
Lease term	5 years
Freehold property
Disclosure Of Property Plant And Equipment [Line Items]
Decrease through classified as held for sale, property, plant and equipment	£ 41.0	16.0
Additions	0.0	0.0
Property, plant and equipment	1,002.0	1,033.0	£ 1,074.0
Freehold property | US, UK, Bangladesh, Indonesia and South Korea
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,002.0	1,033.0
Russia and Belarus Subsidiaries
Disclosure Of Property Plant And Equipment [Line Items]
Decrease through classified as held for sale, property, plant and equipment	£ 254.0
BAT Pars Company PJSC
Disclosure Of Property Plant And Equipment [Line Items]
Decrease through classified as held for sale, property, plant and equipment		£ 27.0